Average Annual Total Returns - FidelitySustainabilityIndexFunds-ComboPRO - FidelitySustainabilityIndexFunds-ComboPRO - Fidelity U.S. Sustainability Index Fund	Dec. 30, 2022
Fidelity U.S. Sustainability Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	31.57%
Since Inception	19.01%
Fidelity U.S. Sustainability Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	31.24%
Since Inception	18.65%
Fidelity U.S. Sustainability Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	18.89%
Since Inception	15.33%
IXZFH
Average Annual Return:
Past 1 year	31.73%
Since Inception	19.16%	[1]

[1]	A From May 9, 2017